Restricted cash and cash and cash equivalents - Denominated in currencies (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Cash and bank balances
Restricted bank deposit and cash and cash equivalents	¥ 42,836	¥ 62,336
RMB
Cash and bank balances
Restricted bank deposit and cash and cash equivalents	42,738	62,278
US dollars
Cash and bank balances
Restricted bank deposit and cash and cash equivalents	¥ 98	47
Hong Kong dollars
Cash and bank balances
Restricted bank deposit and cash and cash equivalents		¥ 11